TABLE OF CONTENTS

SHAREHOLDER LETTER..........................................    1
PORTFOLIO INFORMATION
     Growth Series..........................................    4
     International Series...................................    8
     Growth -- Income Series................................   11
     Asset Allocation Series................................   16
     High-Yield Bond Series.................................   21
     U.S. Government/AAA-Rated Securities Series............   26
     Cash Management Series.................................   30
STATEMENT OF ASSETS AND LIABILITIES.........................   32
STATEMENT OF OPERATIONS.....................................   33
STATEMENT OF CHANGES IN NET ASSETS..........................   34
NOTES TO FINANCIAL STATEMENTS...............................   36
FINANCIAL HIGHLIGHTS........................................   40
TRUSTEE INFORMATION.........................................   41

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              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following report on the Anchor
              Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covers the six-months ended August 31, 2002. The following commentary on the economy in general, and the investment activities of each of the series, has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC REVIEW

                Economic news in the United States continued to be mixed
              throughout the reporting period. Positive indicators included relatively strong consumer spending throughout most of the period, even though sentiment indicators declined and some retail stores lowered their guidance for the remainder of the year. New home sales also continued at a record pace and peaked in July 2002, providing the highest monthly level on record. In addition, orders for durable goods increased in the month of July, offsetting weakness earlier in the reporting period. On the negative side, the Federal Reserve Board downgraded its view on the economy, and held rates steady in August. It also shifted its bias toward easing, leaving the door open to future interest rate cuts. The threat of military action against Iraq helped keep oil prices near $30 per barrel, adding to the concern that the economy might stall. Another negative factor was the sharp reduction in consensus earnings estimates by Wall Street analysts.

                Elsewhere in the world, economic growth was equally mixed.
              Europe's economic recovery looked increasingly uncertain as the period progressed. Falling industrial production, persistent unemployment and declining business confidence appeared to be restricted to Germany early in the reporting period, but spread to other parts of Europe by August. In Japan, the lack of consumer spending and any clear economic reforms by their government continued to hamper an economic recovery. Other economies within the Asian region, however, are beginning to show signs of life. There are encouraging economic reports of increased intra-Asian exports that are benefiting numerous industries and countries in that region.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES returned -20.8% during the six-month period ended August 31, 2002, trailing the -16.6% return of the Standard and Poor's 500 (S&P 500) Index. It was a particularly rough period for technology, media and telecommunication stocks, which are mainstays in the growth area of the market. The series took steps to significantly reduce its technology holdings during the period, but holding any exposure to this sector during the reporting period was not helpful to overall results. The series held very little in the telecommunications industry, but remains significantly invested in media stocks. Finally, the series has been increasing its holdings in the insurance and retailing sectors.

                THE INTERNATIONAL SERIES returned -13.9% for the six-month period ended August 31, 2002, compared to a return of -6.9% for the benchmark MSCI EAFE Index. The most important factor in the series underperformance of the benchmark was its holdings in the pharmaceutical and media industries. Pharmaceutical stocks had a particularly strong weighting in our portfolio at the beginning of the reporting period, as they were perceived to be defensive. By the end of the period, pharmaceutical stocks were sold off sharply in Europe and the United States as concerns about future growth prospects arose.

                Near the end of the reporting period, and especially in July
              2002, almost all of the major markets came close to or fell below their annual lows, including Europe, Japan, and the United States. Clearly, the first synchronized global slowdown in 15 years has weighed heavily in the minds of investors, as has uncertainty over tensions in Iraq. By geography, Japan remains the best performing market returning -5% year-to-date in U.S. dollar terms, while Europe returned -26% year-to-date in U.S. dollar terms.

                Currency wise, the dollar has been weak, but it is hard to foresee prolonged relative strength in the yen or euro given the lack of recovery momentum in either region. Our cash position continues to remain high at 19%. Valuations are slowly becoming attractive, but with the current global weakness there is still risk to earnings disappointment negating the rush to invest.
                                                           ---------------------
                                                                               1
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---------------------

                THE GROWTH & INCOME SERIES posted a -13.4% return for the
              six-month period ended August 31, 2002, out-performing the S&P 500 Index return of -16.6%. In the late 1990's, we had little enthusiasm for Internet and high technology stocks, and therefore have suffered comparatively little since the peak of the market's enthusiasm for such companies in March of 2000. Given the equity market's longest and most severe contraction in 50 years, we now feel that many stocks have become attractive. This sentiment is reflected by our reduced cash reserves and our 91% investment to equities at this time.

                THE ASSET ALLOCATION SERIES returned -10.4% for the six-month period ended August 31, 2002. The S&P 500 Index returned -16.6% during the same period, and the Salomon Smith Barney Broad Investment-Grade Bond Index posted a return of 4.8%. The portfolio currently stands at 57% equity / 43% debt and cash position. A neutral 60% equity / 40% debt position would have produced approximately an -8.0% return during the reporting period. The series continues to focus on higher quality equity and fixed income securities.

                THE HIGH YIELD BOND SERIES declined -5.1% outperforming the
              -13.3% return of the benchmark Salomon Smith Barney Long-Term-High-Yield Index for the six-month reporting period ended August 31, 2002. Over the last six months, the high yield market has faced substantial resistance that we believe is fueled by continued concerns regarding the robustness and sustainability of a U.S. economic recovery, and by the growing list of companies that have been dealing with corporate misconduct, credit rating downgrades and bankruptcy. The tight capital markets have only exacerbated investors' anxiety levels about corporate liquidity, and the marginal net flows into the high yield sector over the last three months have failed to stabilize pricing pressure on the asset class.

                The series performance was negatively impacted by a significant exposure to the wireless communications and cable television industries, and minor exposure to the chemicals, healthcare, and auto component sectors. In the sectors that have come under pressure, there has been no differentiation between solid companies and those with questionable business models and practices. While we have had a number of holdings caught up in this downward spiral, we continue to believe in their underlying value and long-term price appreciation potential. Offsetting some of the series weakness was our large exposure to broadcasting and publishing and multi-line retailers. In the near-term, we expect the market for high yield securities to remain volatile as we work through the current stresses in the economic and capital market environment. Should the economy continue to produce positive data and corporate profits improve, we believe pricing for high-yield securities will be more attractive. As always, our fundamental research focusing on underlying business trends, the quality of management, and financial flexibility is critical to success.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES posted a return of 4.8% during the six-month period ended August 31, 2002, compared to a 5.5% return for the Salomon Smith Barney Treasury/Government-Sponsored/Mortgage Bond Index. We believe series underperformance was due to a defensive position in shorter bonds which are less sensitive to interest rate moves. The bond market rally, which has taken place since the beginning of June 2002, has been unusual in the sense that it seems to have been driven mostly by the weakness of the stock market and asset allocation shifts from stocks to bonds. This has taken some measures of "real interest rates" (interest rates deflated by the Consumer Price Index) to their lowest levels in several decades. We believe the weaker growth outlook is likely to continue to create a positive environment for high quality bonds for some time.

                THE CASH MANAGEMENT SERIES returned 0.47% for the six-month period ended August 31, 2002. The Federal Reserve Board has kept short-term rates on hold at 1.75%, and the prevailing thought is that the Federal Reserve may lower rates an additional 25 basis points in the near future if the economy continues to show signs of weakness. The series continues to be heavily invested in U.S. Treasury and Agency obligations during these uncertain times in the credit markets. Assets reached a peak of just over $53 million in late July 2002.

---------------------
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
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                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.

              Sincerely,

              /s/ Jay Wintrob
              Jay S. Wintrob
              Chief Executive Officer
              Anchor National Life Insurance Company and
              First SunAmerica Life Insurance Company

              October 4, 2002
              -----------------------------
              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government agency. Past performance is no guarantee of future results.

                                                           ---------------------

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    ANCHOR PATHWAY FUND
    GROWTH SERIES                        INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 86.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 20.0%

                       Data Processing & Reproduction -- 2.5%
                       Cadence Design Systems, Inc.+...............................      100,000        $  1,347
                       Hewlett-Packard Co. ........................................      147,056           1,975
                       Intuit, Inc.+...............................................       40,000           1,785
                       Microsoft Corp.+............................................      115,000           5,645
                       Oracle Corp.+...............................................      185,000           1,774

                       Electronic Components -- 16.2%
                       Altera Corp.+...............................................      195,000           2,088
                       Analog Devices, Inc.+.......................................      973,332          23,457
                       Applied Materials, Inc.+....................................      310,000           4,142
                       Applied Micro Circuits Corp.+...............................      100,000             385
                       Flextronics International, Ltd. ............................      135,000           1,278
                       General Electric Co. .......................................       70,000           2,111
                       KLA-Tencor Corp.+...........................................       80,000           2,630
                       Linear Technology Corp. ....................................       50,000           1,311
                       LSI Logic Corp.+............................................      400,000           2,932
                       Maxim Integrated Products, Inc.+............................       47,000           1,486
                       Solectron Corp.+............................................    1,040,000           3,869
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............    1,815,000           2,649
                       Texas Instruments, Inc. ....................................    1,215,000          23,935
                       Tyco International, Ltd. ...................................      325,000           5,099
                       Xilinx, Inc.+...............................................      100,000           1,932

                       Electronic Instruments -- 1.3%
                       KDDI Corp. .................................................        1,400           4,032
                       Sanmina-SCI Corp.+..........................................      629,000           2,227
                                                                                                        ---------
                                                                                                          98,089
                                                                                                        ---------
                       CONSUMER GOODS -- 9.7%

                       Beverages & Tobacco -- 3.6%
                       Anheuser-Busch Cos., Inc. ..................................       50,000           2,658
                       Philip Morris Cos., Inc. ...................................      300,000          15,000

                       Health & Personal Care -- 6.1%
                       AstraZeneca, PLC............................................      130,000           3,728
                       Eli Lilly & Co. ............................................      195,000          11,320
                       Johnson & Johnson...........................................      150,000           8,146
                       Pfizer, Inc. ...............................................      200,000           6,616
                                                                                                        ---------
                                                                                                          47,468
                                                                                                        ---------
                       CONSUMER SERVICES -- 6.1%

                       Food Retail -- 1.0%
                       Starbucks Corp.+............................................      240,000           4,824

                       Food & Beverage -- 1.6%
                       PepsiCo, Inc. ..............................................      200,000           7,910

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER SERVICES (continued)
                       Retail -- 3.5%
                       Kohl's Corp.+...............................................       50,000        $  3,486
                       Limited Brands..............................................      160,474           2,454
                       Lowe's Cos., Inc. ..........................................      100,000           4,138
                       Target Corp. ...............................................      200,000           6,840
                                                                                                        ---------
                                                                                                          29,652
                                                                                                        ---------
                       ENERGY -- 3.8%

                       Energy Sources -- 3.3%
                       EOG Resources, Inc. ........................................       75,000           2,613
                       Noble Energy, Inc. .........................................      175,000           5,836
                       Pogo Producing Co. .........................................      227,500           7,474

                       Utilities: Electric, Gas & Water -- 0.5%
                       Questar Corp. ..............................................      100,000           2,494
                                                                                                        ---------
                                                                                                          18,417
                                                                                                        ---------
                       FINANCE -- 14.2%

                       Financial Services -- 3.1%
                       Capital One Financial Corp. ................................      133,200           4,751
                       CIT Group, Inc.+............................................      100,000           2,175
                       Federal National Mtg. Assoc. ...............................      110,000           8,336

                       Insurance -- 11.1%
                       Arthur J. Gallagher & Co. ..................................      170,000           4,923
                       Berkshire Hathaway, Inc. Class A+...........................          400          29,200
                       Progressive Corp. ..........................................      200,000          10,750
                       XL Capital, Ltd. Class A....................................      130,000           9,569
                                                                                                        ---------
                                                                                                          69,704
                                                                                                        ---------
                       MATERIALS -- 0.1%

                       Chemicals -- 0.1%
                       Valspar Corp. ..............................................       16,400             665
                                                                                                        ---------
                       SERVICES -- 32.8%

                       Broadcasting & Publishing -- 18.7%
                       AOL Time Warner, Inc.+......................................    1,346,250          17,030
                       Clear Channel Communications, Inc.+.........................      133,800           4,573
                       Comcast Corp., Class A+.....................................      450,000          10,724
                       News Corp., Ltd. ADR........................................      680,000          14,620
                       UnitedGlobalCom, Inc. Class A+..............................       50,000              87
                       USA Networks, Inc.+.........................................      753,000          16,129
                       Viacom, Inc. Class B+.......................................      695,000          28,287

                       Business & Public Services -- 6.0%
                       Allied Waste Industries, Inc.+..............................      350,000           3,048
                       Ebay, Inc.+.................................................       70,000           3,961
                       FedEx Corp. ................................................      200,000           9,470
                       Paychex, Inc. ..............................................      150,000           3,510
                       Sabre Holdings Corp.+.......................................      166,209           4,473
                       TMP Worldwide, Inc.+........................................      200,000           2,184
                       Yahoo!, Inc.+...............................................      250,000           2,573

                       Cellular & Paging -- 0.8%
                       AT&T Wireless Services, Inc.+...............................      340,000           1,680
                       Vodafone Group, PLC.........................................      452,000             724
                       Vodafone Group, PLC ADR.....................................       85,000           1,359

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Leisure & Tourism -- 0.7%
                       Carnival Corp. Class A......................................      150,000        $  3,670

                       Telecommunications -- 3.1%
                       AT&T Corp. .................................................       90,000           1,100
                       Cisco Systems, Inc.+........................................       90,000           1,244
                       Nokia Oyj ADR...............................................      350,000           4,651
                       NTL, Inc.+..................................................      225,000               4
                       Telefonos de Mexico SA de CV ADR............................      270,000           8,000

                       Transportation: Airlines -- 3.5%
                       Southwest Airlines Co. .....................................    1,223,437          17,385
                                                                                                        ---------
                                                                                                         160,486
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $393,363)..........................                      424,481
                                                                                                        ---------
                       PREFERRED STOCK -- 1.4%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.4%

                       Broadcasting & Publishing -- 1.4%
                       News Corp., Ltd. ADR (cost $2,841)..........................      365,561           6,690
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $396,204).................                      431,171
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 11.9%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 8.2%
                       Abbott Laboratories 1.67% due 10/1/02.......................    $   3,000           2,996
                       Corporate Asset Funding Co., Inc. 1.72% due 9/13/02.........        5,000           4,997
                       FCAR Owner Trust 1.81% due 10/3/02..........................        5,000           4,992
                       General Electric Capital Corp. 1.90% due 9/3/02.............          500             500
                       Gillette Co. 1.70% due 9/12/02..............................        5,400           5,397
                       Harley-Davidson Funding Corp. 1.74% due 9/13/02.............        1,600           1,599
                       Household Finance Corp. 1.74% due 10/24/02..................        3,700           3,690
                       Merck & Co., Inc. 1.76% due 10/4/02.........................        6,700           6,689
                       Schlumberger Technology Corp. 1.75% due 9/9/02..............        6,000           5,998
                       Wal-Mart Stores, Inc. 1.67% due 9/25/02.....................        1,300           1,299
                       Wal-Mart Stores, Inc. 1.70% due 9/24/02.....................        1,900           1,898
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $40,055).............                       40,055
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 3.0%
                       Federal Farm Credit Bank Cons. Disc. Notes 1.67% due
                         9/25/02...................................................        5,000           4,994
                       Federal Home Loan Bank Cons. Disc. Notes 1.67% due 9/4/02...        5,000           4,999
                       Federal Home Loan Bank Cons. Disc. Notes 1.72% due
                         9/13/02...................................................        4,600           4,598
                       Federal Home Loan Bank Cons. Disc. Notes 1.74% due 9/6/02...          400             400
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $14,991).............                       14,991
                                                                                                        ---------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 0.7%
                       United States Treasury Bills 1.68% due 10/24/02 (cost
                         $3,491)...................................................    $   3,500        $  3,491
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $58,537)..................                       58,537
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $454,741)                                      100.0%                             $489,708
                       Liabilities in excess of other assets--                  0.0                                   (77)
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $489,631
                                                                             =======                             =========

              -----------------------------

+ Non-income producing security

ADR - American Depository Receipt

See Notes to Financial Statements.

                                                           ---------------------

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---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 80.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 4.7%
                       Foster's Group, Ltd. (Consumer Services)....................     1,136,066       $  3,091
                       News Corp., Ltd. ADR (Services).............................       100,000          2,150
                                                                                                        ---------
                                                                                                           5,241
                                                                                                        ---------
                       BELGIUM -- 2.1%
                       Groupe Bruxelles Lambert SA (Energy)........................        54,000          2,391
                                                                                                        ---------
                       BRAZIL -- 3.5%
                       Petroleo Brasileiro SA ADR (Energy).........................       245,000          3,908
                                                                                                        ---------
                       CANADA -- 0.4%
                       Bombardier, Inc. Class B (Capital Equipment)+...............       110,000            473
                                                                                                        ---------
                       DENMARK -- 1.3%
                       Novo Nordisk A/S, Class B (Consumer Goods)..................        46,000          1,394
                                                                                                        ---------
                       FINLAND -- 5.0%
                       Nokia Oyj (Capital Equipment)...............................       124,800          1,667
                       UPM-Kymmene Oyj (Materials).................................       123,000          3,921
                                                                                                        ---------
                                                                                                           5,588
                                                                                                        ---------
                       FRANCE -- 9.8%
                       L'Air Liquide SA (Capital Equipment)........................        18,000          2,494
                       Sanofi-Synthelabo SA (Consumer Goods).......................        45,000          2,699
                       TotalFinaElf SA (Energy)....................................        33,876          4,831
                       Vivendi Universal SA (Services).............................        70,000            879
                                                                                                        ---------
                                                                                                          10,903
                                                                                                        ---------
                       GERMANY -- 1.5%
                       Allianz AG (Finance)........................................        13,300          1,709
                                                                                                        ---------
                       GREECE -- 0.7%
                       Cosmote Mobile Communications SA (Services).................        80,000            792
                                                                                                        ---------
                       HONG KONG -- 0.7%
                       China Mobile, Ltd. (Services)+..............................       292,000            809
                                                                                                        ---------
                       ITALY -- 4.8%
                       ENI SpA (Energy)............................................       350,000          5,300
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       JAPAN -- 11.8%
                       Canon, Inc. (Consumer Goods)................................        28,000       $    957
                       Hirose Electric Co., Ltd. (Capital Equipment)...............        27,300          2,069
                       Honda Motor Co., Ltd. (Consumer Goods)......................        23,500            994
                       NEC Corp. (Capital Equipment)...............................       215,000          1,197
                       Nintendo Co., Ltd. (Consumer Goods).........................        11,000          1,328
                       Nissan Motor Co., Ltd. (Consumer Goods).....................       380,000          2,772
                       Shionogi & Co., Ltd. (Consumer Goods).......................       280,000          2,917
                       Yakult Honsha Co., Ltd. (Consumer Goods)....................        86,000            892
                                                                                                        ---------
                                                                                                          13,126
                                                                                                        ---------
                       MEXICO -- 5.1%
                       America Movil SA de CV ADR (Services).......................        85,200          1,180
                       Grupo Televisa SA ADR (Services)+...........................        35,000          1,121
                       Telefonos de Mexico SA de CV ADR (Services).................       110,400          3,271
                       Wal-Mart de Mexico SA de CV, Series C (Consumer Services)...           659              1
                       Wal-Mart de Mexico SA de CV, Series V (Consumer Services)...        49,461            134
                                                                                                        ---------
                                                                                                           5,707
                                                                                                        ---------
                       NETHERLANDS -- 7.1%
                       ASML Holding NV (Capital Equipment)+........................       100,000          1,023
                       Unilever NV (Consumer Goods)................................        62,000          3,669
                       VNU NV (Services)...........................................       132,559          3,250
                                                                                                        ---------
                                                                                                           7,942
                                                                                                        ---------
                       NORWAY -- 2.5%
                       Orkla ASA (Materials).......................................       160,000          2,824
                                                                                                        ---------
                       PHILIPPINES -- 0.2%
                       Philippine Long Distance Telephone Co. (Services)+..........        35,000            192
                                                                                                        ---------
                       SOUTH KOREA -- 3.3%
                       Samsung Electro Mechanics Co., Ltd. (Capital Equipment).....        28,000          1,345
                       Samsung Electronics Co. (Capital Equipment).................         5,700          1,576
                       Samsung SDI Co., Ltd. (Capital Equipment)...................         9,400            750
                                                                                                        ---------
                                                                                                           3,671
                                                                                                        ---------
                       SWITZERLAND -- 4.9%
                       Compagnie Financiere Richemont AG (Consumer Services).......        47,600            896
                       Nestle SA (Consumer Services)...............................        21,250          4,560
                                                                                                        ---------
                                                                                                           5,456
                                                                                                        ---------
                       TAIWAN -- 2.5%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Capital
                         Equipment)+...............................................     1,908,940          2,786
                                                                                                        ---------
                       UNITED KINGDOM -- 8.8%
                       AstraZeneca, PLC (Consumer Goods)...........................        50,102          1,437
                       British Airways, PLC (Services)+............................       365,000            859
                       Corus Group, PLC (Materials)+...............................     1,102,400            938
                       HBOS, PLC (Finance).........................................        95,000          1,065
                       Lloyds TSB Group, PLC (Finance).............................       100,000            865
                       Scottish Power, PLC (Energy)................................       132,240            753
                       Shell Transport & Trading Co. ADR (Energy)..................        96,000          3,896
                                                                                                        ---------
                                                                                                           9,813
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $97,607)..................                       90,025
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 18.9%                                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 12.6%
                       American Honda Finance Corp. 1.75% due 9/04/02..............   $     1,800       $  1,800
                       Coca-Cola Co. 1.72% due 9/20/02.............................         3,000          2,997
                       General Electric Capital Corp. 1.90% due 9/03/02............         2,860          2,860
                       Motiva Enterprises, LLC 1.72% due 9/19/02...................         2,800          2,798
                       Svenska Handelsbanken 1.78% due 10/02/02....................         3,000          2,995
                       Triple A One Funding Corp. 1.75% due 9/25/02................           654            653
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $14,103).............                       14,103
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 4.2%
                       Federal Home Loan Bank Cons. Disc. Notes 1.70% due
                         9/20/02...................................................         2,000          1,998
                       Federal National Mtg. Assoc. Disc. Notes 1.74% due
                         10/02/02..................................................         2,700          2,696
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $4,694)..............                        4,694
                                                                                                        ---------
                       UNITED STATES TREASURY -- 2.1%
                       United States Treasury Bills 1.65% due 9/19/02 (cost
                         $2,298)...................................................         2,300          2,298
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $21,095)..................                       21,095
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $118,702)                                       99.6%                             $111,120
                       Other assets less liabilities --                         0.4                                   394
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $111,514
                                                                             =======                             =========

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 89.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 16.3%
                       Aerospace & Military Technology -- 4.1%
                       Honeywell International, Inc. ..............................      220,000        $  6,589
                       Lockheed Martin Corp. ......................................      110,000           6,965
                       Raytheon Co. ...............................................       80,000           2,800
                       United Technologies Corp. ..................................      105,800           6,284

                       Data Processing & Reproduction -- 3.8%
                       Hewlett-Packard Co. ........................................      163,250           2,192
                       International Business Machines Corp. ......................      105,000           7,915
                       Microsoft Corp.+............................................       60,000           2,945
                       Oracle Corp.+...............................................      550,000           5,274
                       Sun Microsystems, Inc.+.....................................      130,000             480
                       Xerox Corp.+................................................      300,000           2,103

                       Electronic Components -- 4.8%
                       Applied Materials, Inc.+....................................      160,000           2,138
                       Dell Computer Corp.+........................................       90,000           2,395
                       EMC Corp.+..................................................      290,600           1,964
                       Emerson Electric Co. .......................................       25,000           1,220
                       General Electric Co. .......................................      290,000           8,743
                       Intel Corp. ................................................      110,000           1,834
                       LSI Logic Corp.+............................................      150,000           1,100
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR+...........      200,000           1,634
                       Texas Instruments, Inc. ....................................      275,000           5,417

                       Electronic Instruments -- 0.1%
                       Sanmina-SCI Corp.+..........................................      200,000             708

                       Energy Equipment -- 1.3%
                       Schlumberger, Ltd. .........................................      165,000           7,131

                       Industrial Components -- 1.4%
                       Dana Corp. .................................................       50,000             847
                       Ingersoll-Rand Co. Class A..................................      120,000           4,506
                       TRW, Inc. ..................................................       40,000           2,296

                       Machinery & Engineering -- 0.8%
                       Caterpillar, Inc. ..........................................       65,000           2,836
                       Pall Corp. .................................................      100,000           1,690
                                                                                                        ---------
                                                                                                          90,006
                                                                                                        ---------
                       CONSUMER GOODS -- 14.8%
                       Automotive -- 0.5%
                       General Motors Corp. .......................................       55,000           2,632

                       Beverages & Tobacco -- 1.6%
                       Philip Morris Cos., Inc. ...................................      175,000           8,750

                       Food & Household Products -- 0.7%
                       H.J. Heinz Co. .............................................      110,000           4,155

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Health & Personal Care -- 10.9%
                       Applera Corp. ..............................................       40,000        $    792
                       AstraZeneca, PLC ADR........................................      100,000           2,915
                       Avon Products, Inc. ........................................      185,000           9,017
                       Bristol-Myers Squibb Co. ...................................      120,000           2,994
                       Cardinal Health, Inc. ......................................       90,000           5,836
                       Eli Lilly & Co. ............................................      190,000          11,029
                       Johnson & Johnson...........................................       50,000           2,716
                       Kimberly-Clark Corp. .......................................      100,000           5,984
                       Merck & Co., Inc. ..........................................       95,000           4,799
                       Pfizer, Inc. ...............................................       50,000           1,654
                       Pharmacia Corp. ............................................       60,000           2,622
                       Schering-Plough Corp. ......................................      210,000           4,847
                       Scios, Inc.+................................................      100,000           2,406
                       Sepracor, Inc.+.............................................       73,887             412
                       Service Corporation International+..........................      600,000           2,232

                       Textiles & Apparels -- 1.1%
                       Nike, Inc. Class B..........................................       50,000           2,159
                       V.F. Corp. .................................................      100,000           4,061
                                                                                                        ---------
                                                                                                          82,012
                                                                                                        ---------
                       CONSUMER SERVICES -- 9.0%
                       Food Retail -- 1.6%
                       Albertson's, Inc. ..........................................      340,000           8,745

                       Food & Beverage -- 2.1%
                       General Mills, Inc. ........................................      100,000           4,209
                       Sara Lee Corp. .............................................      400,000           7,376

                       Retail -- 5.3%
                       Circuit City Stores, Inc. ..................................      345,000           4,809
                       Dollar General Corp. .......................................      250,000           3,745
                       Federated Department Stores, Inc.+..........................      100,000           3,590
                       Gap, Inc. ..................................................      450,000           5,279
                       Limited Brands..............................................      250,000           3,823
                       Lowe's Cos., Inc. ..........................................       80,000           3,310
                       May Department Stores Co. ..................................      170,000           4,986
                                                                                                        ---------
                                                                                                          49,872
                                                                                                        ---------
                       ENERGY -- 10.1%
                       Energy Sources -- 6.8%
                       Ashland, Inc. ..............................................       48,800           1,399
                       ChevronTexaco Corp. ........................................      111,600           8,552
                       Conoco, Inc. ...............................................       50,000           1,227
                       Devon Energy Corp. .........................................       70,000           3,290
                       Exxon Mobil Corp. ..........................................       60,000           2,127
                       Halliburton Co. ............................................       40,000             608
                       Marathon Oil Corp. .........................................      245,000           6,064
                       Mirant Corp. ...............................................      275,000           1,039
                       Petro-Canada................................................      200,000           5,911
                       Royal Dutch Petroleum Co. ..................................       80,000           3,616
                       Unocal Corp. ...............................................      100,000           3,307

                       Utilities: Electric, Gas & Water -- 3.3%
                       Dominion Resources, Inc. ...................................       50,000           3,136
                       Duke Energy Corp. ..........................................      440,600          11,821
                       TECO Energy, Inc. ..........................................       85,000           1,679
                       Xcel Energy, Inc. ..........................................      150,000           1,449
                                                                                                        ---------
                                                                                                          55,225
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 15.0%
                       Banks -- 4.6%
                       Bank of America Corp. ......................................      100,000        $  7,008
                       Bank of New York Co., Inc. .................................      100,000           3,515
                       Sumitomo Mitsui Banking Corp. ADR...........................      210,000           1,079
                       SunTrust Banks, Inc. .......................................       25,000           1,688
                       Wachovia Corp. .............................................      125,000           4,606
                       Wells Fargo & Co. ..........................................      145,000           7,567

                       Financial Services -- 5.7%
                       American Express Co. .......................................       80,000           2,885
                       Citigroup, Inc. ............................................       66,000           2,162
                       FleetBoston Financial Corp. ................................      100,000           2,413
                       Household International, Inc. ..............................      260,000           9,389
                       J.P.Morgan Chase & Co. .....................................      340,000           8,976
                       MGIC Investment Corp. ......................................       50,000           3,010
                       Mitsubishi Tokyo Financial Group, Inc. ADR..................      100,000             683
                       Principal Financial Group+..................................       70,000           2,053

                       Insurance -- 4.7%
                       Allmerica Financial Corp. ..................................      160,000           3,560
                       Allstate Corp. .............................................      170,000           6,327
                       Cigna Corp. ................................................       60,000           5,107
                       Jefferson-Pilot Corp. ......................................       50,000           2,106
                       Manulife Financial Corp. ...................................      150,000           3,467
                       Royal & Sun Alliance Insurance Group........................      600,000           1,156
                       XL Capital, Ltd. Class A....................................       50,000           3,681
                                                                                                        ---------
                                                                                                          82,438
                                                                                                        ---------
                       MATERIALS -- 4.6%
                       Chemicals -- 0.7%
                       Millennium Chemicals, Inc. .................................      300,000           3,990

                       Forest Products & Paper -- 3.9%
                       Bowater, Inc. ..............................................       65,000           2,657
                       Crown, Cork & Seal Co., Inc.+...............................      150,000             873
                       International Paper Co. ....................................      105,000           3,953
                       MeadWestvaco Corp. .........................................       58,200           1,355
                       Pitney Bowes, Inc. .........................................      270,000           9,788
                       Sonoco Products Co. ........................................      100,000           2,358
                                                                                                        ---------
                                                                                                          24,974
                                                                                                        ---------
                       SERVICES -- 18.2%
                       Broadcasting & Publishing -- 3.1%
                       AOL Time Warner, Inc.+......................................      420,000           5,313
                       Clear Channel Communications, Inc.+.........................       74,700           2,553
                       Dow Jones & Co., Inc. ......................................       60,000           2,553
                       Gannett Co., Inc. ..........................................       45,000           3,418
                       Viacom, Inc. Class B+.......................................       75,000           3,053

                       Business & Public Services -- 6.1%
                       Allied Waste Industries, Inc.+..............................    1,075,000           9,363
                       Avery Dennison Corp. .......................................       80,000           5,050
                       Electronic Data Systems Corp. ..............................      115,000           4,630
                       Ikon Office Solutions, Inc. ................................      300,000           2,775
                       Interpublic Group of Cos., Inc. ............................      200,000           3,646
                       ServiceMaster Co. ..........................................      470,000           5,226
                       Yahoo!, Inc.+...............................................      281,100           2,893

                       Cellular & Paging -- 0.9%
                       AT&T Wireless Services, Inc.+...............................      700,000           3,458
                       Nextel Communications, Inc. Class A+........................      200,000           1,522

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Leisure & Tourism -- 0.9%
                       Carnival Corp. Class A......................................       50,000        $  1,223
                       McDonald's Corp. ...........................................      160,000           3,802

                       Telecommunications -- 5.6%
                       AT&T Corp. .................................................      470,000           5,743
                       Cisco Systems, Inc.+........................................      400,000           5,528
                       Corning, Inc.+..............................................      275,000             550
                       Harris Corp. ...............................................       70,000           2,237
                       Motorola, Inc. .............................................      300,000           3,600
                       Nokia Oyj ADR...............................................      250,000           3,322
                       SBC Communications, Inc. ...................................      160,000           3,958
                       Sprint Corp. ...............................................      120,000           1,392
                       Telefonaktiebolaget LM Ericsson Class B+....................      800,000             609
                       Telefonaktiebolaget LM Ericsson Class B ADR+................      700,000             512
                       Verizon Communications, Inc. ...............................      100,000           3,100

                       Transportation: Airlines -- 0.4%
                       Southwest Airlines Co. .....................................      150,000           2,131

                       Transportation: Rail & Road -- 1.2%
                       Burlington Northern Santa Fe Corp. .........................      170,000           4,889
                       Norfolk Southern Corp. .....................................       90,000           1,884
                                                                                                        ---------
                                                                                                          99,933
                                                                                                        ---------
                       HOME BUILDING & REAL ESTATE -- 1.3%
                       Home Building & Real Estate -- 1.3%
                       Boston Properties, Inc. ....................................      100,000           3,788
                       Equity Residential Properties Trust.........................      120,000           3,350
                                                                                                        ---------
                                                                                                           7,138
                                                                                                        ---------
                       OTHER COMMON STOCK -- 0.4%..................................                        2,378
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $555,446)..........................                      493,976
                                                                                                        ---------
                       PREFERRED STOCK -- 0.9%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.9%
                       Broadcasting & Publishing -- 0.3%
                       News Corp., Ltd. ADR........................................       80,000           1,464

                       Telecommunications -- 0.6%
                       Lucent Technologies, Inc. 8.00% (convertible)...............        8,000           3,634
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $7,080).........................                        5,098
                                                                                                        ---------
                                                                                         SHARES
                       RIGHTS -- 0.0%+                                               (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Telecommunications -- 0.0%
                       Telefonaktiebolaget LM Ericsson Expires 9/03/2002(1) (cost
                         $1,248)...................................................          800             283
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $563,774).................                      499,357
                                                                                                        ---------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 8.2%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 5.5%
                       Abbott Laboratories 1.70% due 9/5/02........................    $     700        $    700
                       Abbott Laboratories 1.70% due 10/1/02.......................        2,000           1,997
                       Caterpillar Financial Services NV 1.71% due 9/25/02.........        1,400           1,399
                       Corporate Asset Funding Co., Inc. 1.72% due 10/4/02.........        2,000           1,997
                       General Electric Capital Corp. 1.90% due 9/3/02.............        5,700           5,699
                       Gillette Co. 1.70% due 9/12/02..............................        6,500           6,497
                       Motiva Enterprises, LLC 1.72% due 9/24/02...................        3,000           2,997
                       Motiva Enterprises, LLC 1.75% due 9/19/02...................        2,800           2,797
                       Park Avenue Receivables Corp. 1.76% due 10/4/02.............        1,800           1,797
                       Pfizer, Inc. 1.70% due 9/30/02..............................        1,500           1,498
                       Pfizer, Inc. 1.71% due 9/9/02...............................        2,288           2,287
                       Wal-Mart Stores, Inc. 1.73% due 9/10/02.....................          700             700
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $30,365).............                       30,365
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 2.7%
                       Federal Home Loan Bank Cons. Disc. Notes 1.67% due 9/4/02...        5,700           5,699
                       Federal Home Loan Bank Cons. Disc. Notes 1.72% due
                         9/13/02...................................................        5,400           5,397
                       Federal Home Loan Mtg. Disc. Notes 1.75% due 9/5/02.........        3,700           3,699
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $14,795).............                       14,795
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $45,160)..................                       45,160
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $608,934)                                       98.8%                             $544,517
                       Other assets less liabilities --                         1.2                                 6,598
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $551,115
                                                                             =======                             =========

              -----------------------------

              + Non-income producing security

              (1) Fair valued security -- See Note 2

              ADR - American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES              INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 56.8%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 10.0%
                       Aerospace & Military Technology -- 2.8%
                       Honeywell International, Inc. ..............................      50,000          $ 1,498
                       Raytheon Co. ...............................................      25,000              875

                       Data Processing & Reproduction -- 2.1%
                       Hewlett-Packard Co. ........................................      60,000              806
                       International Business Machines Corp. ......................      12,000              904

                       Electronic Components -- 0.4%
                       General Electric Co. .......................................      10,000              302

                       Electronic Instruments -- 0.1%
                       Agilent Technologies, Inc.+.................................       7,628              102

                       Energy Equipment -- 1.4%
                       Schlumberger, Ltd. .........................................      27,000            1,167

                       Industrial Components -- 2.2%
                       Genuine Parts Co. ..........................................      50,000            1,662
                       TRW, Inc. ..................................................       2,700              155

                       Machinery & Engineering -- 1.0%
                       Dover Corp. ................................................      30,000              862
                                                                                                         --------
                                                                                                           8,333
                                                                                                         --------
                       CONSUMER GOODS -- 5.1%
                       Health & Personal Care -- 5.1%
                       AstraZeneca, PLC............................................      31,000              889
                       Bristol-Myers Squibb Co. ...................................      35,000              873
                       Eli Lilly & Co. ............................................      30,000            1,742
                       Schering-Plough Corp. ......................................      30,000              692
                                                                                                         --------
                                                                                                           4,196
                                                                                                         --------
                       CONSUMER SERVICES -- 8.9%
                       Food Retail -- 1.2%
                       Albertson's, Inc. ..........................................      40,000            1,029

                       Food & Beverage -- 3.4%
                       General Mills, Inc. ........................................      45,000            1,894
                       Sara Lee Corp. .............................................      50,000              922

                       Retail -- 4.3%
                       May Department Stores Co. ..................................      50,000            1,466
                       Walgreen Co. ...............................................      60,000            2,085
                                                                                                         --------
                                                                                                           7,396
                                                                                                         --------
                       ENERGY -- 5.6%
                       Energy Sources -- 2.7%
                       ChevronTexaco Corp. ........................................      29,250            2,242

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Utilities: Electric, Gas & Water -- 2.9%
                       American Electric Power Co., Inc. ..........................      24,000          $   818
                       Duke Energy Corp. ..........................................      60,000            1,610
                                                                                                         --------
                                                                                                           4,670
                                                                                                         --------
                       FINANCE -- 13.0%
                       Banks -- 4.8%
                       Bank of America Corp. ......................................      30,000            2,102
                       Bank One Corp. .............................................      45,000            1,843

                       Financial Services -- 5.4%
                       Citigroup, Inc. ............................................      35,000            1,146
                       Federal National Mtg. Assoc. ...............................      20,000            1,516
                       Household International, Inc. ..............................      50,000            1,805

                       Insurance -- 2.8%
                       Allmerica Financial Corp. ..................................      30,000              668
                       Allstate Corp. .............................................      45,000            1,675
                                                                                                         --------
                                                                                                          10,755
                                                                                                         --------
                       MATERIALS -- 6.0%
                       Chemicals -- 0.4%
                       Dow Chemical Co. ...........................................      10,000              302

                       Forest Products & Paper -- 4.6%
                       Pitney Bowes, Inc. .........................................      75,000            2,719
                       Weyerhaeuser Co. ...........................................      20,000            1,090

                       Metals: Non-ferrous -- 1.0%
                       Alcoa, Inc. ................................................      35,000              878
                                                                                                         --------
                                                                                                           4,989
                                                                                                         --------
                       SERVICES -- 7.4%
                       Cellular & Paging -- 0.2%
                       AT&T Wireless Services, Inc.+...............................      21,100              104
                       Nextel Communications, Inc. Class A+(2).....................       7,133               55

                       Leisure & Tourism -- 1.7%
                       Carnival Corp. Class A......................................      60,000            1,468

                       Telecommunications -- 4.9%
                       AT&T Corp. .................................................      75,000              916
                       CenturyTel, Inc. ...........................................      55,000            1,488
                       Nokia Oyj ADR...............................................      80,000            1,063
                       Sprint Corp. ...............................................      50,000              580

                       Transportation: Rail & Road -- 0.6%
                       Burlington Northern Santa Fe Corp. .........................      17,600              506
                                                                                                         --------
                                                                                                           6,180
                                                                                                         --------
                       OTHER COMMON STOCK -- 0.8%..................................                          684
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $49,950)...........................                       47,203
                                                                                                         --------

                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK -- 0.3%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.3%
                       Financial Services -- 0.3%
                       NB Capital Corp. 8.35%......................................      10,000          $   267
                       SERVICES -- 0.0%
                       Broadcasting & Publishing -- 0.0%
                       Adelphia Communications Corp. 13.00% (1)(2).................       5,000                5
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          272
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 27.4%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.3%
                       Food & Household Products -- 0.3%
                       Gruma SA de CV 7.63% 2007...................................     $   250              242
                                                                                                         --------
                       CONSUMER SERVICES -- 1.0%
                       Retail -- 1.0%
                       J.C. Penney Co., Inc. 6.88% 2015............................       1,000              800
                                                                                                         --------
                       ENERGY -- 0.7%
                       Energy Sources -- 0.3%
                       Conoco, Inc. 6.35% 2009.....................................         250              269

                       Utilities: Electric, Gas & Water -- 0.4%
                       PP&L Transition Bond Co., LLC, Series 1999-1 Class A7 7.05%
                         2009......................................................         250              282
                                                                                                         --------
                                                                                                             551
                                                                                                         --------
                       FINANCE -- 3.9%
                       Banks -- 0.6%
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              501

                       Financial Services -- 3.3%
                       Capital One Financial Corp. 7.13% 2008......................         500              402
                       Ford Motor Credit Co. 5.80% 2009............................         500              464
                       Fuji JGB Investment Preferred, LLC 9.87% 2008*(3)...........         250              220
                       GS Escrow Corp. 7.13% 2005..................................         500              527
                       IBJ Preferred Capital Co., LLC 8.79% 2008*(3)...............         500              419
                       Societe Generale Real Estate Co., LLC 7.64% 2007*(3)........         500              534
                       Tokai Preferred Capital Co., LLC 9.98% 2008*(3).............         250              223
                                                                                                         --------
                                                                                                           3,290
                                                                                                         --------
                       MATERIALS -- 1.7%
                       Chemicals -- 1.1%
                       Equistar Chemicals LP 8.75% 2009............................         500              443
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              477

                       Forest Products & Paper -- 0.6%
                       Container Corporation of America 9.75% 2003.................         500              509
                                                                                                         --------
                                                                                                           1,429
                                                                                                         --------
                       SERVICES -- 6.4%
                       Broadcasting & Publishing -- 2.2%
                       British Sky Broadcasting, PLC 8.20% 2009....................         500              511
                       Charter Communications Holdings, LLC 9.92% 2011(2)(4).......         750              353
                       Time Warner, Inc. 9.13% 2013................................       1,000              969

                       Business Services -- 0.9%
                       Allied Waste North America, Inc. 10.00% 2009................         500              495
                       Computer Associates International, Inc. 5.00% 2007*.........         263              216

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Cellular & Paging -- 1.3%
                       Leap Wireless International, Inc. 14.50% 2010(4)............     $   500          $    10
                       Nextel Communications, Inc. 9.95% 2008(4)...................       1,500            1,155

                       Leisure & Tourism -- 0.6%
                       Horseshoe Gaming Holdings Corp. 8.63% 2009..................         500              514

                       Transportation -- 0.5%
                       Royal Caribbean Cruises, Ltd. 7.00% 2007....................         500              435

                       Transportation: Airlines -- 0.9%
                       Delta Air Lines, Inc., Series 93A2 10.50% 2016..............         500              375
                       Jet Equipment Trust 7.83% 2012*.............................         403              101
                       United Airlines Pass-Through Trust 7.87% 2019...............         500              228
                                                                                                         --------
                                                                                                           5,362
                                                                                                         --------
                       UNITED STATES GOVERNMENT & AGENCIES -- 0.1%
                       Government National Mtg. Assoc. 8.50% 2029..................          55               59
                                                                                                         --------

                       UNITED STATES TREASURY -- 13.3%
                       United States Treasury Bonds 7.25% 2016.....................       2,000            2,501
                       United States Treasury Bonds 7.50% 2016.....................       2,000            2,553
                       United States Treasury Bonds 8.75% 2008.....................       2,500            2,703
                       United States Treasury Notes 6.63% 2007.....................       1,000            1,151
                       United States Treasury Notes 7.25% 2004.....................       2,000            2,175
                                                                                                         --------
                                                                                                          11,083
                                                                                                         --------
                       TOTAL BONDS & NOTES (cost $24,026)..........................                       22,816
                                                                                                         --------
                       WARRANTS -- 0.0%+                                                 SHARES
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Cellular & Paging -- 0.0%
                       Leap Wireless International, Inc. Expires 4/15/2010*(2)
                         (cost $80)................................................         500               --
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $74,812)..................                       70,291
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 13.7%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.6%
                       Executive Jet, Inc. 1.70% due 10/1/02.......................     $   500              499
                       General Electric Capital Corp. 1.90% due 9/3/02.............       1,800            1,800
                       Gillette Co. 1.70% due 9/12/02..............................       1,000              999
                       Harley-Davidson Dealer Funding 1.74% due 9/13/02............         500              500
                       Pfizer, Inc. 1.70% due 9/30/02..............................       2,100            2,097
                       Wal-Mart Stores, Inc. 1.70% due 9/24/02.....................       2,100            2,098
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $7,993)..............                        7,993
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 4.1%
                       Federal Home Loan Bank Cons. Disc. Notes 1.72% due 9/13/02
                         (cost $3,398).............................................     $ 3,400          $ 3,398
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $11,391)..................                       11,391
                                                                                                         --------

                       TOTAL INVESTMENTS -- (cost $86,203)                       98.2%      $81,682
                       Other assets less liabilities --                           1.8         1,480
                                                                               -------      --------
                       NET ASSETS --                                            100.0%      $83,162
                                                                               =======      ========

              -----------------------------
              * Securities exempt from registration under Rule 144A Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              +   Non-income producing security

              ADR -- American Depository Receipt

              (1) In default

              (2) Fair valued security -- See Note 2

              (3) Variable rate security -- the rate reflected as of August 31,
                  2002; maturity date reflects next reset date

              (4) Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES -- 84.1%                                         (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 8.3%



                       Electronic Components -- 5.0%
                       Fairchild Semiconductor Corp. 10.50% 2009...................      $   250         $   264
                       Flextronics International, Ltd. 8.75% 2007(2)...............          125             126
                       Flextronics International, Ltd. 9.75% 2010..................          500             481
                       LSI Logic Corp. 4.00% 2005..................................           70              56
                       Solectron Corp. zero coupon 2020(1).........................        1,250             544
                       Solectron Corp. 9.63% 2009..................................          750             697
                       TriQuint Semiconductor, Inc. 4.00% 2007.....................           50              37
                       Vitesse Semiconductor Corp. 4.00% 2005......................           40              28
                       Machinery & Engineering -- 3.3%
                       AGCO Corp. 9.50% 2008.......................................          350             364
                       Dura Operating Corp. 8.63% 2012.............................          250             254
                       NMHG Holding Co. 10.00% 2009*...............................          250             252
                       Terex Corp. 9.25% 2011......................................          375             368
                       Terex Corp. 10.38% 2011.....................................          250             259
                                                                                                         --------
                                                                                                           3,730
                                                                                                         --------
                       CONSUMER GOODS -- 3.5%
                       Appliances & Household Durables -- 0.9%
                       Salton, Inc. 10.75% 2005....................................          425             414
                       Health & Personal Care -- 1.1%
                       Mariner Health Group, Inc. 9.50% 2006(2)(3).................          610              18
                       Pacificare Health Systems, Inc. 10.75% 2009.................          250             245
                       Tekni-Plex, Inc. 12.75% 2010................................          250             249
                       Textiles & Apparels -- 1.5%
                       Levi Strauss & Co. 6.80% 2003(2)............................          750             652
                                                                                                         --------
                                                                                                           1,578
                                                                                                         --------
                       CONSUMER SERVICES -- 4.1%
                       Food Retail -- 1.4%
                       Buffets, Inc. 11.25% 2010*(2)...............................          125             129
                       Sbarro, Inc. 11.00% 2009....................................          250             245
                       Yum! Brands, Inc. 7.70% 2012................................          250             251
                       Food & Beverage -- 0.6%
                       Constellation Brands, Inc. 8.13% 2012.......................          250             259
                       Retail -- 2.1%
                       Gap, Inc. 8.80% 2008........................................          250             244
                       J.C. Penney Co., Inc. 7.65% 2016............................          250             208
                       J.C. Penney Co., Inc. 8.25% 2022............................          250             212
                       Kmart Corp. 9.78% 2020(3)...................................          250             102
                       Petco Animal Supplies, Inc. 10.75% 2011(2)..................          125             137
                       Rite Aid Corp. 6.88% 2013...................................           50              29
                       Saks, Inc. 7.38% 2019.......................................           25              18
                                                                                                         --------
                                                                                                           1,834
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 2.7%
                       Energy Sources -- 1.0%
                       Clark Refining & Marketing, Inc. 8.88% 2007.................      $   250         $   215
                       Newfield Exploration Co. 7.45% 2007.........................          250             252
                       Utilities: Electric, Gas & Water -- 1.7%
                       AES Corp. 9.50% 2009........................................          475             261
                       Edison Mission Energy 7.73% 2009(2).........................          125              69
                       Mission Energy Holding Co. 13.50% 2008......................        1,000             420
                                                                                                         --------
                                                                                                           1,217
                                                                                                         --------
                       FINANCE -- 2.1%
                       Financial Services -- 2.1%
                       DR Structured Finance Corp. 9.35% 2019(2)...................          500             220
                       Fuji JGB Investment Preferred, LLC 9.87% 2008*(4)...........          250             220
                       UCAR Finance, Inc. 10.25% 2012..............................          500             503
                                                                                                         --------
                                                                                                             943
                                                                                                         --------
                       MATERIALS -- 8.2%
                       Chemicals -- 0.0%
                       Key Plastics Holdings, Inc. 10.25% 2007(2)(3)...............        1,000              13
                       Forest Products & Paper -- 6.2%
                       Container Corporation of America 9.75% 2003.................        1,250           1,272
                       Georgia-Pacific Corp. 8.13% 2011............................          500             457
                       Kappa Beheer BV 10.63% 2009.................................          250             250
                       Potlatch Corp. 10.00% 2011..................................          250             269
                       Riverwood International Corp. 10.88% 2008...................          250             254
                       Stone Container Corp. 9.75% 2011............................          250             262
                       Metals: Steel -- 1.1%
                       Allegheny Technologies, Inc. 8.38% 2011.....................          250             258
                       Earle M. Jorgensen Co. 9.75% 2012...........................          250             245
                       Metals & Minerals -- 0.9%
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003(2)(3)..........        1,000             140
                       Oregon Steel Mills, Inc. 10.00% 2009*.......................          250             258
                                                                                                         --------
                                                                                                           3,678
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.6%
                       Foreign Government -- 0.6%
                       Federative Republic of Brazil 14.50% 2009...................          250             186
                       Republic of Argentina 12.00% 2031(3)........................          296              59
                                                                                                         --------
                                                                                                             245
                                                                                                         --------
                       SERVICES -- 51.2%
                       Advertising -- 0.2%
                       Penton Media, Inc. 11.88% 2007*.............................          125              85
                       Broadcasting & Publishing -- 12.0%
                       Adelphia Communications Corp. 10.88% 2010(3)................           50              17
                       Charter Communications Holdings, LLC 10.00% 2009(2).........          500             355
                       Charter Communications Holdings, LLC 10.00% 2011............          250             174
                       Charter Communications Holdings, LLC 11.13% 2011(2).........          250             172
                       Charter Communications Holdings, LLC 12.13% 2012(2)(5)......          250              92
                       Charter Communications Holdings, LLC 13.50% 2011(5).........          500             190
                       Comcast UK Cable Partners, Ltd. 11.20% 2007(5)..............          240             197
                       Emmis Communications Corp. 12.50% 2011(5)...................          125              88
                       Fox Family Worldwide, Inc. 9.25% 2007.......................          285             297
                       Fox Family Worldwide, Inc. 10.25% 2007(5)...................          226             235
                       Frontiervision Holdings LP 11.00% 2006(3)...................          150              97
                       Radio One, Inc. 8.88% 2011..................................          250             256
                       Sun Media Corp. 9.50% 2007..................................        1,475           1,501

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Transwestern Publishing Co. 9.63% 2007......................      $   750         $   754
                       Young Broadcasting, Inc. 8.75% 2007.........................          375             341
                       Young Broadcasting, Inc. 10.00% 2011........................          625             575
                       Business Services -- 5.2%
                       Allied Waste North America, Inc. 8.50% 2008.................          125             125
                       Allied Waste North America, Inc. 8.88% 2008.................          375             377
                       Allied Waste North America, Inc. 10.00% 2009................          975             965
                       Iron Mountain, Inc. 8.75% 2009..............................          500             500
                       Stericycle, Inc. 12.38% 2009................................          325             372
                       Cellular & Paging -- 8.5%
                       AirGate PCS, Inc. 13.50% 2009(2)(5).........................          460             110
                       American Cellular Corp. 9.50% 2009(2).......................          250              35
                       American Tower Corp. 5.00% 2010.............................          250             111
                       American Tower Corp. 9.38% 2009.............................          825             511
                       Leap Cricket International, Inc. 8.50% 2007*(2)(3)..........           60              14
                       Leap Wireless International, Inc. 12.50% 2010...............          750              75
                       Leap Wireless International, Inc. 14.50% 2010(5)............          250               5
                       Nextel Communications, Inc. 9.75% 2007(2)(5)................        1,050             840
                       Nextel Communications, Inc. 9.95% 2008(2)(5)................          200             154
                       Nextel Partners, Inc. 11.00% 2010(2)........................          250             153
                       Nextel Partners, Inc. 12.50% 2009(2)........................          125              80
                       Nextel Partners, Inc. 14.00% 2009(2)(5).....................        1,075             484
                       PTC International Finance BV 10.75% 2007(2)(5)..............          448             452
                       TeleCorp PCS, Inc. 10.63% 2010..............................          163             156
                       Univision Communications, Inc. 7.85% 2011...................           85              90
                       VoiceStream Wireless Corp. 10.38% 2009......................          524             530
                       Leisure & Tourism -- 15.5%
                       Argosy Gaming Co. 10.75% 2009...............................          500             542
                       Boyd Gaming Corp. 9.25% 2009................................          250             267
                       Boyd Gaming Corp. 9.50% 2007................................          250             257
                       Carmike Cinemas, Inc. 10.38% 2009...........................          100              95
                       Cinemark USA, Inc. 9.63% 2008(2)............................          300             288
                       Eldorado Resorts, LLC 10.50% 2006...........................          250             245
                       Florida Panthers Holdings, Inc. 9.88% 2009..................          750             776
                       HMH Properties, Inc. 7.88% 2005.............................          250             242
                       Hollywood Casino Corp. 11.25% 2007..........................          250             272
                       Horseshoe Gaming Holdings Corp. 8.63% 2009..................          750             771
                       Host Marriot LP, Series E 8.38% 2006........................          250             246
                       Jupiters, Ltd. 8.50% 2006...................................          500             501
                       KSL Recreation Group, Inc. 10.25% 2007......................          500             511
                       MeriStar Hospitality Operating LP 10.50% 2009...............          250             250
                       Mohegan Tribal Gaming Authority 8.38% 2011..................          250             254
                       Regal Cinemas Corp. 9.38% 2012..............................          430             441
                       Six Flags, Inc. 8.88% 2010..................................          375             325
                       Six Flags, Inc. 9.50% 2009..................................          250             226
                       Six Flags, Inc. 9.75% 2007..................................          250             231
                       Six Flags, Inc. 10.00% 2008(5)..............................          250             216
                       Telecommunications -- 7.5%
                       CenturyTel, Inc. 8.38% 2010.................................          250             262
                       Crown Castle International Corp. 10.63% 2007(5).............        1,000             640
                       Crown Castle International Corp. 11.25% 2011(5).............          500             200
                       Dobson Communications Corp. 10.88% 2010.....................          250             182
                       Echostar DBS Corp. 9.13% 2009*..............................          125             122
                       IPCS, Inc. 14.00% 2010(2)(5)................................          250              40
                       Motorola, Inc. 5.22% 2097(2)................................           50              31
                       Motorola, Inc. 6.50% 2028(2)................................           50              38

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications (continued)
                       Motorola, Inc. 7.50% 2025(2)................................      $    50         $    42
                       Motorola, Inc. 8.00% 2011...................................          125             121
                       Ntelos, Inc. 13.00% 2010....................................          250              88
                       Qwest Capital Funding, Inc. 7.25% 2011(2)...................          125              69
                       Qwest Capital Funding, Inc. 7.75% 2006......................          250             152
                       Qwest Capital Funding, Inc. 7.90% 2010......................          125              70
                       SBA Communications Corp. 10.25% 2009........................          925             527
                       Spectrasite Holdings, Inc. 10.75% 2010......................          250              41
                       Spectrasite Holdings, Inc. 11.25% 2009(5)...................          500              80
                       Spectrasite Holdings, Inc. 12.00% 2008(5)...................          750             113
                       Spectrasite Holdings, Inc. 12.50% 2010(2)...................          250              48
                       Spectrasite Holdings, Inc. 12.88% 2010(5)...................          500              75
                       Sprint Capital Corp. 6.00% 2007.............................          120             100
                       Sprint Capital Corp. 7.13% 2006.............................          305             261
                       Sprint Capital Corp. 7.63% 2011.............................           10               8
                       Telewest Communication, PLC 11.00% 2007(5)..................          125              20
                       Telewest Communication, PLC 11.25% 2008.....................          125              21
                       Transportation -- 1.7%
                       Teekay Shipping Corp. 8.88% 2011............................          625             647
                       Northwest Airlines, Inc. 8.52% 2004.........................          125              95
                       Transportation: Rail & Road -- 0.6%
                       Kansas City Southern 7.50% 2009*............................          250             256
                                                                                                         --------
                                                                                                          22,870
                                                                                                         --------
                       HOME BUILDING & REAL ESTATE -- 3.4%
                       Home Building & Real Estate -- 3.4%
                       Beazer Homes USA, Inc. 8.38% 2012*..........................          250             251
                       Burns Philp Capital Property, Ltd. 9.75% 2012*..............          250             251
                       Lennar Corp. 7.63% 2009.....................................          250             250
                       Ryland Group, Inc. 8.25% 2008...............................          250             248
                       Ryland Group, Inc. 9.75% 2010...............................          250             264
                       Technical Olympic USA, Inc. 10.38% 2012*....................          250             230
                                                                                                         --------
                                                                                                           1,494
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $47,378)...........................                       37,589
                                                                                                         --------

                       COMMON STOCK -- 0.4%                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Banks -- 0.4%
                       Wilshire Financial Services Group, Inc. (cost $531)+........       51,465             178
                                                                                                         --------

                       PREFERRED STOCK -- 2.5%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 2.5%
                       Broadcasting & Publishing -- 2.0%
                       Cumulus Media, Inc. 13.75%(2)(6)............................          810             883
                       Telecommunications -- 0.5%
                       Dobson Communications Corp. 12.25%(2)(6)....................        1,067             245
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,393).........................                        1,128
                                                                                                         --------


---------------------

                                                                                                          VALUE
                       WARRANTS -- 0.0%+                                                 SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Cellular & Paging -- 0.0%
                       Leap Wireless International, Inc. 4/15/2010*(2).............          275         $     0
                       Telecommunications -- 0.0%
                       Ntelos, Inc. Expires 8/15/2010(2)...........................          250               0
                       NTL, Inc. Expires 10/14/2008*(2)............................          712               0
                                                                                                         --------
                       TOTAL WARRANTS (cost $48)...................................                            0
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $49,350)..................                       38,895
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 11.6%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 10.5%
                       General Electric Capital Corp. 1.90% due 9/3/02.............      $   700             700
                       Harley-Davidson Dealer Funding 1.74% due 9/13/02............          800             799
                       Park Avenue Receivables Corp. 1.76% due 10/4/02.............          800             799
                       Pfizer, Inc. 1.70% due 9/30/02..............................        1,000             999
                       Triple A One Funding Corp. 1.74% due 9/18/02................          500             499
                       Wal-Mart Stores, Inc. 1.73% due 9/10/02.....................          900             900
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $4,696)..............                        4,696
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 1.1%
                       Federal National Mtg. Assoc. Disc. Notes 1.72% due 9/11/02
                         (cost $500)...............................................          500             500
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $5,196)...................                        5,196
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $54,546)                                       98.6%                              $44,091
                       Other assets less liabilities --                        1.4                                   616
                                                                            -------                              --------
                       NET ASSETS --                                         100.0%                              $44,707
                                                                            =======                              ========

              -----------------------------

              +   Non income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              (1) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

              (2) Fair valued security -- See Note 2

              (3) Bond in default

              (4) Variable rate security -- the rate reflected is as of August
                  31, 2002; maturity date reflects next reset date.

              (5) Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (6) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                   NET UNREALIZED
                         CONTRACT           IN         DELIVERY     DEPRECIATION
                        TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -----------------------------------------------------------
                       EUR  214,000    USD  208,864    11/29/02       $    --
                                                                      =======

              -----------------------------

              USD -- United States Dollar
              EUR -- Euro
              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES          INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       ASSET-BACKED SECURITIES -- 11.6%+                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.3%
                       Vanderbilt Acquisition Loan Trust, Series 2002-1 Class A3
                         5.70% 2023................................................      $  225          $   232
                                                                                                         --------
                       CONSUMER GOODS -- 3.1%
                       AESOP Funding II, LLC 3.85% 2006*(1)........................         200              203
                       AmeriCredit Automobile Receivable Trust 4.23% 2006..........         200              205
                       Capital One Auto Finance Trust 4.03% 2006...................         200              205
                       Chase Manhattan Auto Owner Trust 3.49% 2006.................         200              204
                       Coast To Coast Motor Vehicle Owner Trust 7.33% 2006*........         250              261
                       Franklin Auto Trust 4.51% 2010(1)...........................         200              206
                       Household Automotive Trust 4.37% 2008.......................         225              232
                       MMCA Automobile Trust 4.15% 2002............................         250              256
                       MMCA Automobile Trust 4.30% 2010............................         225              232
                       Team Fleet Financing Corp., Series 2001-3A Class A 2.74%
                         2002*(1)..................................................         196              196
                                                                                                         --------
                                                                                                           2,200
                                                                                                         --------
                       ENERGY -- 1.3%
                       Peco Energy Transition Trust, Series 1999-A Class A6 6.05%
                         2009......................................................         275              298
                       Rowan Cos., Inc. 5.88% 2012.................................         546              590
                                                                                                         --------
                                                                                                             888
                                                                                                         --------
                       FINANCE -- 6.9%
                       ACLC Business Loan Receivables Trust 5.41% 2002*(1).........         190              195
                       Brazilian Diversified Payment Rights 2.57% 2002*(1)(3)......         100              100
                       Brazilian Diversified Payment Rights 2.98% 2002*(1)(3)......         200              199
                       California Infrastructure SCE-1 6.38% 2002..................         300              325
                       Capital One Master Trust 6.31% 2011.........................         225              249
                       Comed Transitional Funding Trust 5.44% 2007.................         275              288
                       GRCT Consumer Loan Trust 6.25% 2020*(1).....................         250              261
                       Green Tree Financial Corp. 6.74% 2031.......................         400              414
                       Green Tree Financial Corp. 7.14% 2029.......................         499              540
                       Metris Master Trust 2.60% 2002..............................         250              251
                       Nordstrom Private Label Credit, Series 2001-1A Class A 4.82%
                         2010*.....................................................         250              260
                       Pass-Through Amortizing Credit Card Trust, Series 2002-1A
                         Class A1FL 2.59% 2012*(1).................................         236              236
                       PF Export Receivables Master Trust 6.60% 2011*(1)...........         250              272
                       PP&L Transition Bond Co., LLC, Series 1999-1 Class A8 7.15%
                         2009......................................................         725              829
                       Saxon Asset Securities Trust, Series 2002-2 Class AF3 4.61%
                         2002(1)...................................................         225              231
                       WFS Financial Owner Trust, Series 2002-3 Class A4 3.50%
                         2010......................................................         250              251
                                                                                                         --------
                                                                                                           4,901
                                                                                                         --------
                       TOTAL ASSET-BACKED SECURITIES (cost $7,886).................                        8,221
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES -- 63.9%                                         (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.7%
                       BAE Systems 2001 Asset Trust 6.66% 2013*....................      $  453          $   489
                                                                                                         --------
                       ENERGY -- 0.4%
                       Chilquinta Energia Finance Co., LLC 6.47% 2008*.............         250              272
                                                                                                         --------
                       SERVICES -- 0.5%
                       Southern Capital Corp. 5.70% 2023*(1).......................         225              225
                       U.S. Airways 7.08% 2021.....................................         123              124
                                                                                                         --------
                                                                                                             349
                                                                                                         --------
                       UNITED STATES GOVERNMENT & AGENCIES -- 44.9%
                       Federal Home Loan Mtg. Corp. 4.76% 2021(1)..................         150              152
                       Federal Home Loan Mtg. Corp. 5.25% 2006.....................       1,000            1,071
                       Federal Home Loan Mtg. Corp. 5.50% 2013 - 2042..............       1,211            1,236
                       Federal Home Loan Mtg. Corp. 5.75% 2009.....................         250              257
                       Federal Home Loan Mtg. Corp. 6.00% 2017 - 2032..............         738              756
                       Federal Home Loan Mtg. Corp. 6.50% 2016 - 2017..............       1,395            1,457
                       Federal Home Loan Mtg. Corp. 6.75% 2031.....................         750              873
                       Federal Home Loan Mtg. Corp. 7.00% 2015.....................         123              130
                       Federal Home Loan Mtg. Corp. 7.20% 2006(1)..................         997            1,078
                       Federal Home Loan Mtg. Corp. 7.55% 2002.....................         389              411
                       Federal Home Loan Mtg. Corp. 8.00% 2012 - 2017..............         178              189
                       Federal Home Loan Mtg. Corp. 11.88% 2013....................           4                4
                       Federal Home Loan Mtg. Corp. 12.50% 2013....................          27               29
                       Federal National Mtg. Assoc. 3.42% 2027.....................         226              226
                       Federal National Mtg. Assoc. 4.77% 2012(1)..................         274              280
                       Federal National Mtg. Assoc. 4.80% 2022.....................         475              479
                       Federal National Mtg. Assoc. 5.10% 2021.....................         225              227
                       Federal National Mtg. Assoc. 5.50% 2016 - 2021..............       1,200            1,224
                       Federal National Mtg. Assoc. 6.00% 2013 - 2016..............         602              623
                       Federal National Mtg. Assoc. 6.50% 2011 - 2032..............       3,179            3,314
                       Federal National Mtg. Assoc. 6.85% 2026.....................         521              570
                       Federal National Mtg. Assoc. 7.00% 2017 - 2041..............         969            1,012
                       Federal National Mtg. Assoc. 7.25% 2030.....................         725              891
                       Federal National Mtg. Assoc. 7.50% 2029 - 2031..............         356              378
                       Federal National Mtg. Assoc. 10.00% 2025....................         586              694
                       Federal National Mtg. Assoc. 11.47% 2031....................         340              383
                       Government National Mtg. Assoc. 4.78% 2018..................         198              207
                       Government National Mtg. Assoc. 6.00% 2029..................       1,099            1,134
                       Government National Mtg. Assoc. 6.50% 2023 - 2028...........       2,832            2,951
                       Government National Mtg. Assoc. 7.00% 2017 - 2029...........       2,200            2,313
                       Government National Mtg. Assoc. 7.50% 2022 - 2032...........       2,610            2,765
                       Government National Mtg. Assoc. 8.00% 2017 - 2030...........       1,287            1,384
                       Government National Mtg. Assoc. 8.50% 2016..................          63               68
                       Government National Mtg. Assoc. 9.50% 2009..................       1,051            1,149
                       Government National Mtg. Assoc. 6.00% TBA...................         120              123
                       Small Business Administration 5.76% 2021....................         196              206
                       Small Business Administration 6.07% 2002....................         200              213
                       Small Business Administration 6.44% 2021....................         991            1,078
                       Small Business Administration 6.63% 2021....................         264              290
                                                                                                         --------
                                                                                                          31,825
                                                                                                         --------
                       UNITED STATES TREASURY -- 17.4%
                       United States Treasury Bonds 5.25% 2029.....................       1,900            1,939
                       United States Treasury Bonds 7.88% 2021.....................         500              671
                       United States Treasury Bonds 8.88% 2017.....................         800            1,144
                       United States Treasury Notes 3.38% 2007.....................       1,419            1,518
                       United States Treasury Notes 4.25% 2003.....................       1,300            1,325

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY (continued)
                       United States Treasury Notes 5.75% 2003 - 2005..............      $2,750          $ 3,000
                       United States Treasury Notes 6.00% 2004.....................       1,975            2,122
                       United States Treasury Notes 6.88% 2006.....................         500              571
                                                                                                         --------
                                                                                                          12,290
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $43,640)...........................                       45,225
                                                                                                         --------
                       MORTGAGE-RELATED SECURITIES -- 16.4%+
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 16.4%
                       Banc of America Commerce Mtg., Inc. 6.50% 2036(1)...........         200              220
                       Chase Commercial Mtg. Securities Corp., Series 1998-2 Class
                         A2 6.39% 2030.............................................         250              275
                       Chase Commercial Mtg. Securities Corp., Series 2001-1 Class
                         A1 7.66% 2008.............................................       1,122            1,252
                       Chase Manhattan Bank First Union National 7.44% 2031........       1,250            1,434
                       Credit Suisse First Boston Mtg. 4.64% 2037..................         290              301
                       GGP Mall Properties Trust 5.01% 2011*.......................         124              128
                       GMAC Commercial Mtg. Security, Inc., Series 1997-C1 Class A3
                         6.87% 2029................................................         250              278
                       Merrill Lynch Mtg. Investors, Inc., Series 1995-C3 Class A3
                         7.07% 2002................................................         327              334
                       Morgan Stanley Capital I, Inc., Series 1998-HF2 Class A2
                         6.48% 2030................................................         500              552
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1 Class A2
                         6.53% 2031................................................         750              829
                       Mortgage Capital Funding, Inc., Series 1998-MC-1 Class A1
                         6.42% 2030................................................         963            1,030
                       Nomura Asset Securities Corp., Series 1998-D6 Class A1A
                         6.28% 2002................................................       1,850            1,985
                       Ocwen Residential MBS Corp., Series 1998-R1 Class AWAC 5.27%
                         2002*(1)(3)...............................................         607              599
                       Residential Funding Mtg. Securities II, Series 2001-H13
                         Class A14 6.09% 2015......................................         300              313
                       Residential Funding Mtg. Securities II, Series 2001-HS2
                         Class A4 6.43% 2016.......................................         175              186
                       Security National Mtg. Loan Trust, Series 2000-1 Class A2
                         8.75% 2024*(1)............................................         300              327
                       Structured Asset Securities Corp., Series 1998-RF1 Class 1
                         8.67% 2002*(1)............................................         392              440
                       Structured Asset Securities Corp., Series 1998-RF2 Class A
                         8.52% 2002*(3)............................................         640              706
                       Structured Asset Securities Corp., Series 1999-RF1 Class A
                         7.86% 2028*(3)............................................         399              434
                                                                                                         --------
                       TOTAL MORTGAGE-RELATED SECURITIES (cost $10,891)............                       11,623
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $62,417)..................                       65,069
                                                                                                         --------
                       SHORT-TERM SECURITIES -- 7.6%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 5.9%
                       Caterpillar Financial Services Corp. 1.71% due 9/25/02......         300              299
                       General Electric Capital Corp. 1.90% due 9/03/02............       1,200            1,200
                       Park Avenue Receivables Corp. 1.76% due 10/04/02............       1,400            1,398
                       Triple A One Funding Corp. 1.74% due 9/18/02................         900              899
                       Wal-Mart Stores, Inc. 1.73% due 9/10/02.....................         400              400
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $4,196)..............                        4,196
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 1.7%
                       Federal National Mtg. Assoc. Disc. Notes 1.73% due 9/04/02
                         (cost $1,200).............................................      $1,200          $ 1,200
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $5,396)...................                        5,396
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $67,813)                                           99.5%                                70,465
                       Other assets less liabilities --                            0.5                                    358
                                                                                 -----                                --------
                       NET ASSETS --                                             100.0%                               $70,823
                                                                                 =====                                ========

              -----------------------------

              + Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              TBA Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              (1)  Fair valued security -- See Note 2

              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of August 31, 2002.

              (3) Variable rate security -- the rate reflected as of August 31, 2002; maturity date reflects the next reset date.

              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 2002
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                     SHORT-TERM SECURITIES -- 100.1%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 55.5%
                       Abbott Laboratories 1.69% due 10/09/02......................      $1,500          $ 1,497
                       American Express Credit Corp. 1.70% due 9/19/02.............       1,200            1,199
                       ChevronTexaco Corp. 1.72% due 10/11/02......................       1,300            1,298
                       Ciesco LP 1.77% due 9/09/02.................................       1,500            1,499
                       Coca-Cola Co. 1.68% due 9/09/02.............................         500              500
                       du Pont (E.I.) de Nemours and Co. 1.68% due 9/24/02.........       1,100            1,099
                       Estee Lauder Cos., Inc. 1.72% due 10/04/02..................       1,200            1,198
                       Executive Jet, Inc. 1.70% due 10/04/02......................         500              499
                       Executive Jet, Inc. 1.71% due 10/10/02......................         600              599
                       Exxon Asset Management Co. 1.70% due 9/19/02................       1,600            1,599
                       FCAR Owner Trust 1.73% due 9/20/02..........................       1,000              999
                       Gannett Co., Inc. 1.73% due 9/25/02.........................       1,300            1,298
                       General Dynamics Corp. 1.68% due 10/07/02...................       1,400            1,398
                       General Electric Capital Corp. 1.90% due 9/03/02............       1,150            1,150
                       Household Finance Corp. 1.76% due 9/20/02...................       1,300            1,299
                       Motiva Enterprises, LLC 1.75% due 9/06/02...................       1,300            1,300
                       Pfizer, Inc. 1.74% due 9/13/02..............................       1,200            1,199
                       Presidents & Fellows of Harvard College 1.70% due 9/04/02...         500              500
                       Schlumberger Technology Corp. 1.70% due 9/13/02.............       1,200            1,199
                       Triple A One Funding Corp. 1.74% due 9/13/02................         700              699
                       Triple A One Funding Corp. 1.76% due 9/12/02................         600              600
                       USAA Capital Corp. 1.69% due 9/18/02........................       1,000              999
                       Wal-Mart Stores, Inc. 1.67% due 9/25/02.....................       1,300            1,299
                       Wells Fargo & Co. 1.73% due 9/16/02.........................       1,400            1,399
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $26,325).............                       26,325
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 44.6%
                       Federal Home Loan Bank Cons. Disc. Notes 1.67% due
                         9/11/02...................................................       1,400            1,399
                       Federal Home Loan Bank Cons. Disc. Notes 1.68% due
                         9/13/02...................................................         900              900
                       Federal Home Loan Bank Cons. Disc. Notes 1.70% due
                         9/20/02...................................................         600              599
                       Federal Home Loan Bank Cons. Disc. Notes 1.72% due
                         9/13/02...................................................       2,600            2,599
                       Federal Home Loan Bank Cons. Disc. Notes 1.73% due
                         9/04/02...................................................       1,100            1,100
                       Federal Home Loan Mtg. Disc. Notes 1.71% due 9/06/02........       1,000            1,000
                       Federal Home Loan Mtg. Disc. Notes 1.71% due 9/10/02........       1,900            1,899
                       Federal Home Loan Mtg. Disc. Notes 1.71% due 9/24/02........       2,555            2,552
                       Federal Home Loan Mtg. Disc. Notes 1.73% due 9/17/02........         500              500
                       Federal National Mtg. Assoc. Disc. Notes 1.64% due
                         9/30/02...................................................       2,300            2,297
                       Federal National Mtg. Assoc. Disc. Notes 1.65% due
                         9/04/02...................................................       3,100            3,099
                       Federal National Mtg. Assoc. Disc. Notes 1.67% due
                         9/18/02...................................................       1,400            1,399

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       Federal National Mtg. Assoc. Disc. Notes 1.70% due
                         10/16/02..................................................      $1,300          $ 1,297
                       Federal National Mtg. Assoc. Disc. Notes 1.73% due
                         9/04/02...................................................         547              547
                                                                                                         --------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $21,187).............                       21,187
                                                                                                         --------
                       TOTAL SHORT TERM SECURITIES (cost $47,512)..................                       47,512
                                                                                                         --------


                       TOTAL INVESTMENTS --
                         (cost $47,512)                                 100.1%                                    $47,512
                       Liabilities in excess of other assets --          (0.1)                                        (69)
                                                                       -------                                    --------
                       NET ASSETS --                                    100.0%                                    $47,443
                                                                       =======                                    ========

                       Allocation of investments as a percentage of net assets by industry as of
                       August 31, 2002.
                       U.S. Government & Agencies................................................         44.6%
                       Finance...................................................................         24.2
                       Consumer Goods............................................................          9.3
                       Energy....................................................................          8.0
                       Services..................................................................          6.1
                       Capital Equipment.........................................................          2.9
                       Consumer Services.........................................................          2.7
                       Materials.................................................................          2.3
                                                                                                     -------
                                                                                                      100.1%
                                                                                                     =======

              -----------------------------

              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    AUGUST 31, 2002 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $431,171     $ 90,025        $499,357       $70,291      $38,895       $65,069
   Short-term securities*....................    58,537       21,095          45,160        11,391        5,196         5,396
   Cash......................................        68            7              32            57           20            77
   Foreign cash..............................       816          360             615            --           --            --
   Receivables for --
     Fund shares sold........................        72            7              27            14            1            94
     Dividends and accrued interest..........       208          230           1,268           599          915           447
     Sales of investments....................       239          175           6,056           962           73            --
   Prepaid expenses..........................         5            1               3             1           --            --
                                               --------------------------------------------------------------------------------
                                                491,116      111,900         552,518        83,315       45,100        71,083
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       705           76             297            37           42            39
     Purchases of investments................       373           --             683            --          261           121
     Advisory fees...........................       126           60             143            23           13            19
     Business management fees................        84           23              95            15            8            13
   Other accrued expenses....................       197          227             185            78           69            68
                                               --------------------------------------------------------------------------------
                                                  1,485          386           1,403           153          393           260
                                               --------------------------------------------------------------------------------
   NET ASSETS................................  $489,631     $111,514        $551,115       $83,162      $44,707       $70,823
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    24,381       17,233          30,654         8,791        5,688         6,321
   Net asset value per share.................  $  20.08     $   6.47        $  17.98       $  9.46      $  7.86       $ 11.20
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $521,251     $131,219        $569,952       $83,568      $64,823       $65,493
   Accumulated undistributed net investment
     income..................................     1,142        2,597          14,073         4,232        6,710         4,499
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................   (67,718)     (14,728)         31,499          (117)     (16,371)       (1,821)
   Unrealized appreciation (depreciation) on
     investments.............................    34,967       (7,582)        (64,417)       (4,521)     (10,455)        2,652
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............       (11)           8               8            --           --            --
                                               --------------------------------------------------------------------------------
       Net assets:...........................  $489,631     $111,514        $551,115       $83,162      $44,707       $70,823
                                               ================================================================================
   ---------------
   * Cost
     Investment securities...................  $396,204     $ 97,607        $563,774       $74,812      $49,350       $62,417
                                               ================================================================================
     Short-term securities...................  $ 58,537     $ 21,095        $ 45,160       $11,391      $ 5,196       $ 5,396
                                               ================================================================================
     Foreign currency........................  $    827     $    356        $    602       $    --      $    --       $    --
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $    --
   Short-term securities*....................    47,512
   Cash......................................         5
   Foreign cash..............................        --
   Receivables for --
     Fund shares sold........................        62
     Dividends and accrued interest..........        --
     Sales of investments....................        --
   Prepaid expenses..........................        --
                                               ----------
                                                 47,579
                                               ----------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................        43
     Purchases of investments................        --
     Advisory fees...........................        14
     Business management fees................         9
   Other accrued expenses....................        70
                                               ----------
                                                    136
                                               ----------
   NET ASSETS................................   $47,443
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     4,445
   Net asset value per share.................   $ 10.67
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $45,896
   Accumulated undistributed net investment
     income..................................     1,548
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................        (1)
   Unrealized appreciation (depreciation) on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        --
                                               ----------
       Net assets:...........................   $47,443
                                               ==========
   ---------------
   * Cost
     Investment securities...................   $    --
                                               ==========
     Short-term securities...................   $47,512
                                               ==========
     Foreign currency........................   $    --
                                               ==========

    See Notes to Financial Statements.

---------------------

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---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
   FOR THE SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

   (DOLLARS IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $     528     $    207        $     571      $  1,064     $ 2,319       $1,585
     Dividends...............................      1,404        1,671            5,469           599          56           --
                                               ---------------------------------------------------------------------------------
            Total income*....................      1,932        1,878            6,040         1,663       2,375        1,585
                                               ---------------------------------------------------------------------------------
   Expenses:
     Advisory Fees...........................        944          419              991           148          84           99
     Business management fees................        630          163              661            98          56           66
     Custodian fees..........................        147          171              144            34          34           34
     Audit and tax fees......................         11           15               11            11          12           12
     Reports to investors....................         20           12               24            18           9            8
     Trustees' fees..........................          2           --                2            --          --           --
     Legal fees..............................         12            5               10             3           3            3
     Insurance expense.......................          3            1                2            --          --           --
     Other expenses..........................          2           --                1             1          --            1
                                               ---------------------------------------------------------------------------------
            Total expenses...................      1,771          786            1,846           313         198          223
                                               ---------------------------------------------------------------------------------
   Net investment income(loss)...............        161        1,092            4,194         1,350       2,177        1,362
                                               ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...     (5,278)         346           20,304         1,889        (214)         115
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (26)        (265)               5            --         (23)          --
   Change in unrealized appreciation
     (depreciation) on investments...........   (131,008)     (20,117)        (113,175)      (13,148)     (4,405)       1,364
   Change in unrealized foreign exchange
     gain(loss) on other assets and
     liabilities.............................         42          317                8            --          --           --
                                               ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   (136,270)     (19,719)         (92,858)      (11,259)     (4,642)       1,479
                                               ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $(136,109)    $(18,627)       $ (88,664)     $ (9,909)    $(2,465)      $2,841
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   -----------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................     $400
     Dividends...............................       --
                                               ----------
            Total income*....................      400
                                               ----------
   Expenses:
     Advisory Fees...........................       77
     Business management fees................       51
     Custodian fees..........................       34
     Audit and tax fees......................       12
     Reports to investors....................        9
     Trustees' fees..........................       --
     Legal fees..............................        1
     Insurance expense.......................       --
     Other expenses..........................       --
                                               ----------
            Total expenses...................      184
                                               ----------
   Net investment income(loss)...............      216
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...       --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       --
   Change in unrealized appreciation
     (depreciation) on investments...........       --
   Change in unrealized foreign exchange
     gain(loss) on other assets and
     liabilities.............................       --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......       --
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............     $216
                                               ==========

---------------

    * Net of foreign witholding taxes of $35; $187; $49 and $4 on Growth, International, Growth-Income and Asset Allocation, respectively.

    See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $     161     $  1,092        $   4,194      $  1,350     $ 2,177      $  1,362
   Net realized gain (loss) on investments...     (5,278)         346           20,304         1,889        (214)          115
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (26)        (265)               5            --         (23)           --
   Change in unrealized appreciation
     (depreciation) on investments...........   (131,008)     (20,117)        (113,175)      (13,148)     (4,405)        1,364
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         42          317                8            --          --            --
                                               ---------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............   (136,109)     (18,627)         (88,664)       (9,909)     (2,465)        2,841
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......         --           --               --            --          --            --
   Distributions from net realized gains.....         --           --               --            --          --            --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................         --           --               --            --          --            --
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     24,715        6,501           15,244         5,629       4,349        19,940
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................         --           --               --            --          --            --
   Cost of shares repurchased................    (85,466)     (19,559)         (65,782)       (9,231)     (8,032)      (10,444)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (60,751)     (13,058)         (50,538)       (3,602)     (3,683)        9,496
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................   (196,860)     (31,685)        (139,202)      (13,511)     (6,148)       12,337
   NET ASSETS:
   Beginning of period.......................    686,491      143,199          690,317        96,673      50,855        58,486
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 489,631     $111,514        $ 551,115      $ 83,162     $44,707      $ 70,823
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $   1,142     $  2,597        $  14,073      $  4,232     $ 6,710      $  4,499
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      1,011          872              770           564         530         1,814
     Issued in reinvestment of dividends and
       distributions.........................         --           --               --            --          --            --
     Repurchased.............................     (3,700)      (2,714)          (3,381)         (927)       (987)         (962)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................     (2,689)      (1,842)          (2,611)         (363)       (457)          852
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $    216
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) on investments...........        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............       216
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......        --
   Distributions from net realized gains.....        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................        --
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    45,546
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................        --
   Cost of shares repurchased................   (47,449)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (1,903)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................    (1,687)
   NET ASSETS:
   Beginning of period.......................    49,130
                                               ----------
   End of period.............................  $ 47,443
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $  1,548
                                               ==========
   Shares issued and repurchased:
     Sold....................................     4,276
     Issued in reinvestment of dividends and
       distributions.........................        --
     Repurchased.............................    (4,457)
                                               ----------
   Net increase (decrease)...................      (181)
                                               ==========

    See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2002

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $    1,007     $   1,764       $  10,163      $  3,095     $  5,098     $  2,978
   Net realized gain (loss) on investments...     (61,097)      (14,809)         10,863        (1,986)      (4,471)         848
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (14)          (74)            (14)           (1)         107           --
   Change in unrealized appreciation
     (depreciation) on investments...........     (53,546)       (1,108)        (30,206)         (442)        (485)        (166)
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         (51)         (255)             --            --          (10)          --
                                               ----------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (113,701)      (14,482)         (9,194)          666          239        3,660
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......      (5,790)       (2,875)        (18,825)       (4,110)      (6,240)      (3,515)
   Distributions from net realized gains.....    (184,440)      (65,150)        (66,880)       (9,665)          --           --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (190,230)      (68,025)        (85,705)      (13,775)      (6,240)      (3,515)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................      58,105         8,726          37,667         7,971       11,988       16,641
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     190,230        68,025          85,705        13,775        6,240        3,515
   Cost of shares repurchased................    (192,108)      (44,087)       (131,837)      (21,798)     (22,098)     (19,359)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................      56,227        32,664          (8,465)          (52)      (3,870)         797
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................    (247,704)      (49,843)       (103,364)      (13,161)      (9,871)         942
   NET ASSETS:
   Beginning of period.......................     934,195       193,042         793,681       109,834       60,726       57,544
                                               ----------------------------------------------------------------------------------
   End of period.............................  $  686,491     $ 143,199       $ 690,317      $ 96,673     $ 50,855     $ 58,486
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $      981     $   1,505       $   9,879      $  2,082     $  4,534     $  2,961
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       1,744           740           1,654           682        1,319        1,528
     Issued in reinvestment of dividends and
       distributions.........................       7,448         9,251           4,263         1,330          751          327
     Repurchased.............................      (5,768)       (3,902)         (5,826)       (1,877)      (2,430)      (1,794)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,424         6,089              91           135         (360)          61
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $   1,339
   Net realized gain (loss) on investments...         --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation
     (depreciation) on investments...........         --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............      1,339
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......     (3,235)
   Distributions from net realized gains.....         --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (3,235)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     89,043
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,235
   Cost of shares repurchased................    (91,294)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................        984
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................       (912)
   NET ASSETS:
   Beginning of period.......................     50,042
                                               ----------
   End of period.............................  $  49,130
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $     196
                                               ==========
   Shares issued and repurchased:
     Sold....................................      8,089
     Issued in reinvestment of dividends and
       distributions.........................        306
     Repurchased.............................     (8,310)
                                               ----------
   Net increase (decrease)...................         85
                                               ==========

    See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to American Pathway II Variable Annuity, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments. Under normal market conditions the portfolio will include:
40% - 80% in equity securities, 20% - 50% in fixed-income securities, and 0% - 40% in money market instruments.

The HIGH-YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily under normal circumstances , at least 80% of net assets in higher yielding, higher risk, lower rated or unrated corporate bonds. "Net Assets" will take into account borrowing for investment purposes.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily under normal circumstances, at least 80% of net assets in a combination of securities issued or guaranteed by the U.S. government (i.e., backed by the full faith and credit of the U.S. government) or sponsored by the U.S. government and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser). "Net Assets" will take into account borrowing for investment purposes.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

---------------------

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions are recorded on the ex-dividend date. For financial reporting purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified as of the Fund's fiscal year end within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

                                                           ---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities at August 31, 2002, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series*#......................................   $119,501    $ (84,541)    $ 34,960     $454,748       $35,628
    International Series*#...............................     13,841      (21,423)      (7,582)     118,702         9,008
    Growth-Income Series #...............................     66,011     (130,351)     (64,340)     608,857            --
    Asset Allocation Series*.............................      6,911      (11,754)      (4,843)      86,525         1,379
    High-Yield Bond Series*#.............................        822      (11,253)     (10,431)      54,522        14,326
    U.S. Government/AAA-Rated Securities Series*.........      2,574          (62)       2,512       67,953         1,865
    Cash Management Series...............................         --           --           --       47,512             1


                                                           EXPIRATION
                                                              DATE
                                                           -----------
    Growth Series*#......................................     2010
    International Series*#...............................     2010
    Growth-Income Series #...............................      --
    Asset Allocation Series*.............................     2010
    High-Yield Bond Series*#.............................  2008 - 2010
    U.S. Government/AAA-Rated Securities Series*.........  2005 - 2009
    Cash Management Series...............................     2009

---------------
  * Post 10/31/01 Capital Loss Deferrals: Growth Series $26,779, International Series $5,801, Asset Allocation Series $597, High-Yield Bond Series $1,802 and U.S. Government/AAA-Rated Securities Series $64.
  # Post 10/31/01 Currency Loss Deferrals: Growth Series $1, International
    Series $51, Growth-Income Series $1 and High-Yield Bond Series $165.
  + Net capital loss carryovers reported as of February 28, 2002, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

  As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15, 2000, the following details the tax basis distributions as well as the components of distributable earnings (dollars in thousands). As of February 28, 2002, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                  DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                                                           -------------------------------------   ------------------------
                                                                                    UNREALIZED
                                                           ORDINARY   LONG-TERM    APPRECIATION    ORDINARY     LONG-TERM
                                                            INCOME      GAINS     (DEPRECIATION)    INCOME    CAPITAL GAINS
                                                           ----------------------------------------------------------------
    Growth Series........................................  $   982    $(35,628)      $165,992      $ 5,790      $184,440
    International Series.................................    1,680      (9,008)        12,431        3,821        34,204
    Growth-Income Series.................................   13,660       9,970         46,254       34,357        51,348
    Asset Allocation Series..............................    3,168      (1,379)         8,312        4,489         9,286
    High-Yield Bond Series...............................    4,723     (14,326)        (6,078)       6,240            --
    U.S. Government/AAA-Rated Securities Series..........    3,235      (1,865)         1,262        3,515            --
    Cash Management Series...............................    1,333          (1)            --        3,235            --

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and ..58% on that portion of the series' average daily net assets in excess of $60,000,000.

---------------------

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the period ended August 31, 2002, were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $ 79,397      $18,741        $ 91,607       $ 6,091       $10,131
       Sales of portfolio securities................   138,723       32,308         107,250        14,219         7,126
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --            --            --
       Sales of U.S. government securities..........        --           --              --            --         2,831

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      ------------------------
       Purchases of portfolio securities............    $ 5,391       $  --
       Sales of portfolio securities................      2,180          --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     25,189          --
       Sales of U.S. government securities..........     14,979          --

7. COMMITMENTS AND CONTINGENCIES: The Fund has established committed and uncommitted lines of credit with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in other expenses in the Statement of Operations. During the period ended August 31, 2002, there were no borrowings under either line of credit.

8. INVESTMENT CONCENTRATION: The International Series may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/98    $43.82       $0.15          $10.18         $10.33       $(0.20)      $ (8.62)     $45.33      25.21%
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
              2/28/01     60.69        0.29           (7.49)         (7.20)       (0.11)       (13.87)      39.51     (14.50)
              2/28/02     39.51        0.04           (5.03)         (4.99)       (0.28)        (8.88)      25.36     (12.81)
            8/31/02++     25.36        0.01           (5.29)         (5.28)          --            --       20.08     (20.82)

                                                    International Series
             11/30/98    $16.27       $0.22          $ 2.31         $ 2.53       $(0.27)      $ (4.44)     $14.09      14.56%
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
              2/28/01     21.68        0.22           (4.90)         (4.68)       (0.06)        (2.07)      14.87     (22.31)
              2/28/02     14.87        0.12           (1.41)         (1.29)       (0.26)        (5.81)       7.51      (7.78)
            8/31/02++      7.51        0.06           (1.10)         (1.04)          --            --        6.47     (13.85)

                                                    Growth-Income Series
             11/30/98    $37.03       $0.62          $ 4.91         $ 5.53       $(0.71)      $ (6.80)     $35.05      15.07%
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
              2/28/01     27.36        0.65            3.97           4.62        (0.69)        (7.37)      23.92      18.10
              2/28/02     23.92        0.31(1)        (0.65)(1)      (0.34)       (0.62)        (2.21)      20.75      (1.01)
            8/31/02++     20.75        0.13           (2.90)         (2.77)          --            --       17.98     (13.35)

                                                   Asset Allocation Series
             11/30/98    $16.50       $0.55          $ 0.98         $ 1.53       $(0.61)      $ (2.08)     $15.34       9.28%
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
              2/28/01     12.77        0.48            1.35           1.83        (0.56)        (1.86)      12.18      15.13
              2/28/02     12.18        0.35(1)        (0.29)(1)       0.06        (0.50)        (1.18)      10.56       0.75
            8/31/02++     10.56        0.15           (1.25)         (1.10)          --            --        9.46     (10.42)

                                                   High-Yield Bond Series
             11/30/98    $14.05       $1.22          $(0.73)        $ 0.49       $(1.39)      $ (0.32)     $12.83       3.22%
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
              2/28/01     10.09        0.92           (0.21)          0.71        (1.46)           --        9.34       7.96
              2/28/02      9.34        0.82(1)        (0.79)(1)       0.03        (1.09)           --        8.28       0.24
            8/31/02++      8.28        0.36           (0.78)         (0.42)          --            --        7.86      (5.07)

                                         U.S. Government/AAA-Rated Securities Series
             11/30/98    $11.10       $0.68          $ 0.23         $ 0.91       $(0.94)      $    --      $11.07       8.70%
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
              2/28/01     10.20        0.63            0.64           1.27        (0.83)           --       10.64      12.98
              2/28/02     10.64        0.55(1)         0.15(1)        0.70        (0.65)           --       10.69       6.53
            8/31/02++     10.69        0.25            0.26           0.51           --            --       11.20       4.77

                                                   Cash Management Series
             11/30/98    $11.31       $0.54          $   --         $ 0.54       $(0.83)      $    --      $11.02       5.04%
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
              2/28/01     11.08        0.63              --           0.63        (0.69)           --       11.02       5.76
              2/28/02     11.02        0.29           (0.01)          0.28        (0.68)           --       10.62       2.57
            8/31/02++     10.62        0.05              --           0.05           --            --       10.67       0.47

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/98  $  836,355      0.54%          0.34%       32.37%
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
              2/28/01     934,195      0.55           0.52        40.05
              2/28/02     686,491      0.56           0.13        13.32
            8/31/02++     489,631      0.57+          0.05+       14.16
                                      International Series
             11/30/98  $  193,763      1.03%          1.50%       60.19%
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
              2/28/01     193,042      1.00           1.18        59.68
              2/28/02     143,199      1.09           1.07        19.64
            8/31/02++     111,514      1.16+          1.60+       16.85
                                      Growth-Income Series
             11/30/98  $  915,994      0.54%          1.76%       32.42%
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
              2/28/01     793,681      0.55           2.37        34.01
              2/28/02     690,317      0.56           1.38(1)     28.86
            8/31/02++     551,115      0.56+          1.28+       15.74
                                    Asset Allocation Series
             11/30/98  $  134,069      0.58%          3.56%       31.43%
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
              2/28/01     109,834      0.61           3.69        14.43
              2/28/02      96,673      0.65           3.02(1)     10.51
            8/31/02++      83,162      0.68+          2.92+        7.22
                                     High-Yield Bond Series
             11/30/98  $  100,061      0.60%          9.18%       78.82%
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
              2/28/01      60,726      0.71           9.42        29.26
              2/28/02      50,855      0.75           9.01(1)     69.21
            8/31/02++      44,707      0.79+          8.74+       22.37
                          U.S. Government/AAA-Rated Securities Series
             11/30/98  $   79,685      0.63%          6.20%      163.75%
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
              2/28/01      57,544      0.72           6.01        74.76
              2/28/02      58,486      0.74           5.11(1)    115.42
            8/31/02++      70,823      0.74+          4.53+       30.32
                                     Cash Management Series
             11/30/98  $   63,826      0.63%          4.91%          --%
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
              2/28/01      50,042      0.72           5.61           --
              2/28/02      49.130      0.78           2.61           --
            8/31/02++      47,443      0.81+          0.95+          --

---------------

@  Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

++  Unaudited

(1) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this changes for the year ended February 28, 2002 on net investment income (with the offset to net realized and unrealized gains and losses) was 0.00, (0.01), 0.01, and (0.03) for the Growth-Income Series, Asset Allocation Series, High Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. The effect of this change on the ratio of net investment income to average net assets was 0.00%, (0.06)%, 0.08%, and (0.26)% for the Growth-Income Series, Asset Allocation Series, High Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. Per share information and the ratios for the years prior to February 28, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements.

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
TRUSTEE INFORMATION (UNAUDITED)

    The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
         NAME,                                                                         FUND COMPLEX
      ADDRESS AND        POSITION HELD   DATE SERVICE      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
    DATE OF BIRTH*        WITH TRUST        BEGAN            DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------   ------------   -----------------------------  -------------
INDEPENDENT TRUSTEE
Carl D. Covitz             Trustee        Feb. 2001     Owner and President, Landmark       59
DOB: March 31, 1939                                     Capital, Inc. (since 1973)
Monica C. Lozano           Trustee        Dec. 1998     President and Chief Operating       59
DOB: July 21, 1956                                      Officer (since 2000) La
                                                        Opinion (newspaper publishing
                                                        concern) and Associate
                                                        Publisher (1991-1999) and
                                                        Executive Editor (1995-1999)
                                                        thereof
Gilbert T. Ray             Trustee        Feb. 2001     Retired Partner, O'Melveny &        59
DOB: September 18, 1944                                 Myers LLP (since 2000); and
                                                        Attorney (1972-2000) thereof
Allan L. Sher              Trustee        Jan. 1997     Retired Brokerage Executive         59
DOB: October 19, 1931                                   (since 1992)
Bruce G. Willison          Trustee        Feb. 2001     Dean, Anderson School at UCLA       59
DOB: October 16, 1948                                   (since 1999)
INTERESTED TRUSTEE
Jana W. Greer            Trustee and      Feb. 2001     President, SunAmerica               59
DOB: December 30, 1951     Chairman                     Retirement Markets, Inc.
                                                        (since 1996), and Executive
                                                        Vice President thereof
                                                        (1994-1996); Senior Vice
                                                        President and Director, AIG
                                                        SunAmerica, Inc. (since 1991)


         NAME,
      ADDRESS AND             OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                  BY TRUSTEE(2)
    --------------       -----------------------------------
INDEPENDENT TRUSTEE
Carl D. Covitz           Trustee, SunAmerica Series Trust
DOB: March 31, 1939      and Seasons Series Trust; Director,
                         Kayne Anderson Mutual Funds (since
                         1995); Director, Century Housing
                         Corporation (since 1995).
Monica C. Lozano         Trustee, SunAmerica Series Trust
DOB: July 21, 1956       and Seasons Series Trust; Trustee,
                         University of Southern California
                         (since 1991); Director, California
                         Healthcare Foundation (since 1998);
                         Director, The Walt Disney Company
                         (since 2000); Director, Union Bank
                         of California (since 2001).
Gilbert T. Ray           Trustee, SunAmerica Series Trust
DOB: September 18, 1944  and Seasons Series Trust; Director
                         Marriott Services Corporation
                         (since 1995); Director, Automobile
                         Club of Southern California (since
                         1998); Director and chairman of the
                         Board, Sierra Monolithics, Inc.
                         (since 1999); Director, Watts,
                         Wyatt & Company (since 2000);
                         Director, Ashland University
                         (1996-2000).
Allan L. Sher            Trustee, SunAmerica Series Trust
DOB: October 19, 1931    and Seasons Series Trust; Director,
                         Board of Governors, American Stock
                         Exchange (1991-1994).
Bruce G. Willison        Trustee, SunAmerica Series Trust
DOB: October 16, 1948    and Seasons Series Trust; Director,
                         Nordstrom, Inc. (since 1998);
                         Director, H&CB (Housing and
                         Commercial Bank), Seoul, Korea
                         (since 1999); President and chief
                         Operating Officer, H.F. Ahmanson
                         and Co. (parent company of Home
                         Savings of America) (1996-1999).
INTERESTED TRUSTEE
Jana W. Greer            Trustee, SunAmerica Series Trust
DOB: December 30, 1951   and Seasons Series Trust; Director,
                         National Association for Variable
                         Annuities (since 1999).

---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (12 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

  Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

                                                           ---------------------

                                                                              41